Capital Commitments	12 Months Ended
Dec. 31, 2017
Capital Commitments [abstract]
Capital Commitments
33	Capital commitments

(a)	Capital commitments

	As at 31 December
	2016	2017
	RMB’000	RMB’000

Property, plant and equipment

Contracted but not provided for	5,300	230,997
Authorised but not contracted for	908,036	9,306,567

	913,336	9,537,564

(b)	Operating lease commitments – the Group as lessee

Except the lease agreement disclosed in the forgoing Note 30(h), the Group also entered into other various non-cancellable operating lease agreements. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	As at 31 December
	2016	2017
	RMB’000	RMB’000

No later than 1 year	60,125	63,505
Later than 1 year and no later than 2 years	54,438	1,583
Later than 2 years and no later than 3 years	384	403
Later than 3 years	3,207	2,819

	118,154	68,310